Sources of finance - Analysis of Future Anticipated Cash Flows Related of Financial Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 716.6	£ 615.9
Future anticipated cash flows, Financial assets	569.3	44.0
Trade and Other Payable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	201.7	113.6
Future anticipated cash flows, Financial assets	102.3	44.0
Trade and Other Payable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.6	17.5
Future anticipated cash flows, Financial assets	17.8
Trade and Other Payable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	41.9	11.8
Future anticipated cash flows, Financial assets	449.2
Trade and Other Payable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	11.6	11.6
Trade and Other Payable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	449.8	11.6
Trade and Other Payable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		449.8
Trade and other receivable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	709.9	593.4
Future anticipated cash flows, Financial assets	573.0	45.0
Trade and other receivable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	195.4	107.8
Future anticipated cash flows, Financial assets	98.2	45.0
Trade and other receivable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.2	10.9
Future anticipated cash flows, Financial assets	13.6
Trade and other receivable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	35.7	6.2
Future anticipated cash flows, Financial assets	461.2
Trade and other receivable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	6.3	6.1
Trade and other receivable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 466.3	6.1
Trade and other receivable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		£ 456.3